Victory High Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Bloomberg U.S. High Yield 2% Issuer Capped Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	4.20%		5.16%
Lipper High Yield Bond Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.03%	3.85%		4.61%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.87%	3.34%		4.04%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	0.78%		1.50%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.99%	1.42%		1.94%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.82%	3.39%		4.12%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.86%	3.58%	4.52%

[1]	Inception date of Class R6 is December 1, 2016.